Related party transactions (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
Summary of Related Party Transactions Outstanding	The following amounts were outstanding at 30 June 2025 and 31 December 2024:

	30 June 2025	31 December 2024
	£m	£m
Amounts owed by related parties	109	68
Amounts owed to related parties	(124)	(104)